Information Concerning the Group's Consolidated Operations - Revenues by Nature (Detail) - USD ($) $ in Thousands	3 Months Ended			6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023		Jun. 30, 2024	Jun. 30, 2023
Disclosure of revenue [line items]
Collaboration agreements	$ 7,815	$ 0		$ 12,249	$ 0
Licenses	209	157		297	264
Products & services	37	22		44	53
Total revenues	$ 8,061	$ 178	[1]	$ 12,589	$ 317	[2]

[1]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)
[2]	These amounts reflect Calyxt's adjustments as presented in Cellectis 2023 20F (Note 3)